Related party transactions (Details) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	7 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended
	May 01, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 21, 2012	Dec. 21, 2012 Common Class B [Member]	Jun. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Loan servicing costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Loan servicing costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Dec. 31, 2012 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Jun. 30, 2013 Mortgage loans on real estate, Pool one [Member] Loans receivable [Member] Residential mortgage [Member] Ocwen Financial Corporation [Member] Acquisition of nonperforming loans [Member]
Other Related Party Information [Abstract]
Book value per share					$ 12.74
Ownership interest in operating partnerhip			100.00%	100.00%	100.00%
Related party transaction [Line Items]
Loans acquired from related party, aggregate collateral fair value														$ 94,200,000
Loans acquired from related party, aggregate purchase price														64,400,000
Compensation Costs													34,000
Other													8,000
Related party expenses							1,242,000	1,634,000	0	183,000	1,156,000	2,057,000	42,000
Proceeds from Issuance of Common Stock	$ 309,500,000	$ 500,000	$ 323,427,000	$ 100,000,000		$ 100,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000					7,800,000